Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows (used in) operating activities:
Net loss	$ (264,723)	$ (175,963)	$ (845,843)	$ (606,451)
Adjustments to reconcile net loss to net cash (used in) operations:
Amortization of Debt Discount	3,154
Forgiveness of PPP Loans			(103,900)
Depreciation		237	1,185	2,168
Write off of Fixed Assets				501
Changes in operating assets and liabilities:
Accounts receivable	5,847	12,896	118,563	331,109
Prepaid expenses		859	1,717	3,433
Deposits				6,029
Accounts payable and accrued expenses	45,452	(11,523)	349,409	(121,255)
Net cash (used in) operating activities	(210,270)	(173,494)	(478,869)	(384,466)
Cash flow (used in) investing activities:
Purchase of fixed assets		(500)
Cash acquired in acquisition			46
Net cash (used in) investing activities		(500)	46
Cash flows provided by financing activities:
Loans from Former Parent	127,164	89,518	374,473	417,349
Loan from CEO	84,100
Payments on notes payable				(122,156)
Reverse merger			12,701
Proceeds from Paycheck Protection Program Loans		60,401	60,401	103,900
Net cash provided by financing activities	211,264	149,919	447,575	399,093
Net (Decrease) Increase in cash	994	(24,075)	(31,248)	14,627
Cash at beginning of period	46	31,294	31,294	16,667
Cash at end of period	$ 1,040	$ 7,219	$ 46	$ 31,294